UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      August 9, 2000

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 97
Form 13F Information Table Value Total: $1,012,891,748

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      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ------------------------------------------------------------------------------------------------------------------------------- ---
 Adams Express Company      COMMON 006212104       1,779,108      48,247 N        X                        48,247
 American International Gro COMMON 026874107      16,454,382     140,000 N        X                       140,000
 Alkermes, Inc.             COMMON 01642T108       2,356,250      50,000 N        X                        50,000
 Annuity and Life Re (Holdi COMMON G03910109      14,700,000     600,000 N        X                       600,000
 AmerUs Life Holdings, Inc. COMMON 030732101       7,734,375     375,000 N        X                       375,000
 AMR Corporation            COMMON 001765106      21,150,000     800,000 N        X                       800,000
 Avanex Corporation         COMMON 05348W109       7,162,500      75,000 N        X                        75,000
 Bestfoods                  COMMON 08658U101       3,464,065      50,000 N        X                        50,000
 Bookham Technology plc     COMMON 09856Q108         296,250       5,000 N        X                         5,000
 Buffets, Inc.              COMMON 119882108      25,216,406   1,987,500 N        X                     1,987,500
 BioReliance Corporation    COMMON 090951104       1,545,375     317,000 N        X                       317,000
 Berkshire Hathaway Inc.    COMMON 084670108      16,947,000         315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100      11,189,063     175,000 N        X                       175,000
 Brooktrout, Inc.           COMMON 114580103       3,817,188     175,000 N        X                       175,000
 CCB Financial Corp.        COMMON 124875105       5,737,418     155,000 N        X                       155,000
 Coca-Cola Enterprises      COMMON 191219104       7,340,625     450,000 N        X                       450,000
 Central Securities Corpora COMMON 155123102       2,334,480      65,760 N        X                        65,760
 Costco Companies Inc.      COMMON 22160K105       9,900,000     300,000 N        X                       300,000
 Cox Communications, Inc. - COMMON 224044107      23,692,500     520,000 N        X                       520,000
 Cirrus Logic, Inc.         COMMON 172755100       6,000,000     375,000 N        X                       375,000
 Cisco Systems, Inc.        COMMON 17275R102      40,680,000     640,000 N        X                       640,000
 Covance Inc.               COMMON 222816100       7,050,000     800,000 N        X                       800,000
 DuPont Photomasks, Inc.    COMMON 26613X101       8,220,000     120,000 N        X                       120,000
 EMCORE Corporation         COMMON 290846104      24,000,000     200,000 N        X                       200,000
 Ethan Allen Interiors Inc. COMMON 297602104       6,600,000     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370100      36,550,000     850,000 N        X                       850,000
 First Midwest Bancorp, Inc COMMON 320867104       8,718,750     375,000 N        X                       375,000
 Fusion Medical Technologie COMMON 361128101         637,500      40,000 N        X                        40,000
 Golden West Financial      COMMON 381317106      19,590,000     480,000 N        X                       480,000
 GelTex Pharmaceuticals, In COMMON 368538104       6,131,250     300,000 N        X                       300,000
 The Home Depot, Inc.       COMMON 437076102     107,183,076   2,145,000 N        X                     2,145,000
 Huntingdon Life Sciences   COMMON 445891203         917,875   1,049,000 N        X                     1,049,000
 Ibis Technology Corporatio COMMON 450909106       4,075,313      67,500 N        X                        67,500
 IDEC Pharmaceuticals Corpo COMMON 449370105      43,992,188     375,000 N        X                       375,000
 Mark IV Industries, Inc.   COMMON 570387100         521,875      25,000 N        X                        25,000
 John Hancock Financial Ser COMMON 41014S106      11,199,598     475,000 N        X                       475,000
 Johns Manville Corporation COMMON 478129109       2,015,625     150,000 N        X                       150,000
 Johnson & Johnson          COMMON 478160104       7,897,738      77,500 N        X                        77,500
 Lam Research Corporation   COMMON 512807108      18,750,000     500,000 N        X                       500,000
 Magainin Pharmaceuticals I COMMON 559036108       1,248,750     270,000 N        X                       270,000
 Manugistics Group, Inc.    COMMON 565011103      11,687,500     250,000 N        X                       250,000
 MetaCreations Corporation  COMMON 591016100       2,760,000     230,000 N        X                       230,000
 Medtronic, Inc.            COMMON 585055106      14,953,140     300,000 N        X                       300,000
 MedImmune, Inc.            COMMON 584699102      13,986,000     189,000 N        X                       189,000
 MetLife, Inc.              COMMON 59156R108       5,238,275     250,000 N        X                       250,000
 Mitel Corporation          COMMON 606711109       5,775,000     275,000 N        X                       275,000
 Molex Incorporated Class A COMMON 608554200      22,015,000     629,000 N        X                       629,000
 M&T Bank Corporation       COMMON 55261F104      20,250,000      45,000 N        X                        45,000
 NCR Corporation            COMMON 62886E108       7,787,500     200,000 N        X                       200,000
 Annaly Mortgage Management COMMON 035710409       4,881,250     550,000 N        X                       550,000
 NTL Incorporated           COMMON 629407107      16,465,625     275,000 N        X                       275,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       5,762,500     200,000 N        X                       200,000
 Protocol Systems, Inc.     COMMON 74371R106         956,250      60,000 N        X                        60,000
 PepsiCo, Inc.              COMMON 713448108       8,887,500     200,000 N        X                       200,000
 Petco Animal Supplies, Inc COMMON 716016100       1,471,875      75,000 N        X                        75,000
 Pfizer Inc                 COMMON 717081103      42,480,000     885,000 N        X                       885,000
 Primark Corporation        COMMON 741903108       1,862,500      50,000 N        X                        50,000
 Policy Management Systems  COMMON 731108106       2,306,250     150,000 N        X                       150,000
 PRI Automation, Inc.       COMMON 69357H106       8,827,731     135,000 N        X                       135,000
 PSC Inc.                   COMMON 69361E107       2,478,125     305,000 N        X                       305,000
 PSS World Medical, Inc.    COMMON 69366A100       2,553,144     380,000 N        X                       380,000
 Everest Re Group, Ltd.     COMMON G3223R108      27,943,750     850,000 N        X                       850,000
 Reliance Group Holdings, I COMMON 759464100         187,500     250,000 N        X                       250,000
 Repsol, S.A. - ADR         COMMON 76026T205      13,868,750     700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109      10,543,750     350,000 N        X                       350,000
 ReliaStar Financial Corp.  COMMON 75952U103      26,234,400     500,000 N        X                       500,000
 Royce Value Trust          COMMON 780910105         833,270      61,437 N        X                        61,437
 Spherion Corporation       COMMON 848420105       5,280,625     297,500 N        X                       297,500
 Silicon Graphics, Inc.     COMMON 827056102       2,364,375     630,500 N        X                       630,500
 Saks Incorporated          COMMON 79377W108       7,306,250     700,000 N        X                       700,000
 Synopsys, Inc.             COMMON 871607107       7,776,563     225,000 N        X                       225,000
 SPSS Inc.                  COMMON 78462K102       2,781,438      95,500 N        X                        95,500
 Sun Trust Banks, Inc.      COMMON 867914103      10,736,563     235,000 N        X                       235,000
 The ServiceMaster Company  COMMON 81760N109       8,946,438     786,500 N        X                       786,500
 Telefonica S.A.            COMMON 879382208       1,534,246      23,950 N        X                        23,950
 The TJX Companies, Inc.    COMMON 872540109      25,312,500   1,350,000 N        X                     1,350,000
 The Thermo Opportunity Fun COMMON 883580101         152,375      11,500 N        X                        11,500
 Thermo Electron Corporatio COMMON 883556102       3,685,938     175,000 N        X                       175,000
 Transatlantic Holdings, In COMMON 893521104      16,750,000     200,000 N        X                       200,000
 Sabre Holdings Corporation COMMON 785905100      14,392,500     505,000 N        X                       505,000
 Tri-Continental Corporatio COMMON 895436103       1,369,005      54,218 N        X                        54,218
 United Asset Management Co COMMON 909420101       2,335,940     100,000 N        X                       100,000
 Uniroyal Technology Corpor COMMON 909163107       8,473,875     766,000 N        X                       766,000
 Visteon Corporation        COMMON 92839U107       2,812,839     211,293 N        X                       211,293
 Vastar Resources, Inc.     COMMON 922380100       2,463,750      30,000 N        X                        30,000
 Verio Inc.                 COMMON 923433106       1,941,954      35,000 N        X                        35,000
 Wind River Systems, Inc.   COMMON 973149107       5,681,250     150,000 N        X                       150,000
 Wesley Jessen VisionCare,  COMMON 951018100       2,629,375      70,000 N        X                        70,000
 Waste Management, Inc.     COMMON 94106L109       7,847,000     413,000 N        X                       413,000
 Wal-Mart Stores, Inc.      COMMON 931142103      32,864,091     570,000 N        X                       570,000
 XL Capital Ltd.            COMMON G98255105       8,172,875     151,000 N        X                       151,000
 Young & Rubicam Inc.       COMMON 987425105       1,486,875      26,000 N        X                        26,000

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